Financial Risk Management	12 Months Ended
Jun. 30, 2025
Financial Risk Management [Abstract]
Financial risk management

Note 25. Financial risk management

Financial risk management objectives

The consolidated entity’s activities expose it to a variety of financial risks: market risk (including foreign currency risk, price risk and interest rate risk), credit risk and liquidity risk.

The consolidated entity’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimise potential adverse effects on the financial performance of the consolidated entity.

The consolidated entity uses different methods to measure different types of risk to which it is exposed. These methods include sensitivity analysis in the case of interest rate, foreign exchange and other price risks, ageing analysis for credit risk and beta analysis in respect of investment portfolios to determine market risk.

Risk management is carried out by senior finance executives (‘finance’) under policies approved by the Board of Directors (‘the Board’). These policies include identification and analysis of the risk exposure of the Consolidated Entity and appropriate procedures, controls and risk limits. Finance identifies, evaluates and hedges financial risks within the Consolidated Entity’s operating units. Finance reports to the Board on a monthly basis.

Market risk

Foreign currency risk

The Consolidated Entity is not currently exposed to significant foreign currency risk. Foreign exchange risk arises from future commercial transactions and recognised financial assets and financial liabilities denominated in a currency that is not the entity’s functional currency. The risk is measured using sensitivity analysis and cash flow forecasting. Management understands, it will over the next twelve months, increase in dealing in foreign currencies and will have in place a risk management policy when it is required.

Price risk

The Consolidated Entity is not exposed to any significant price risk.

Cash flow and fair value interest rate risk

The Consolidated Entity has limited exposure to interest rate risks arising from long-term borrowings as these are based on fixed rates. There are no borrowings obtained at variable rates in the financial years to 30 June 2025 or 30 June 2024. All cash is held in chequing accounts or on hand, and do not earn interest.

Credit risk

The Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Consolidated Entity. The maximum exposure to credit risk at the reporting date to recognised financial assets is the carrying amount, net of any provisions for impairment of those assets, as disclosed in the statement of financial position and notes to the consolidated financial statements. The Consolidated Entity does not hold any collateral.

All trade and other receivables are current as at 30 June 2025 and 30 June 2024, with no balances past due.

The Consolidated Entity recorded no bad debt expense in the years ended 30 June 2025 or 30 June 2024. As of 30 June 2025 and 2024, there was no expected credit losses recorded.

Generally, trade receivables are written off when there is no reasonable expectation of recovery. Indicators of this include the failure of a debtor to engage in a repayment plan, no active enforcement activity and a failure to make contractual payments for a period greater than 1 year.

Liquidity risk

Vigilant liquidity risk management requires the Consolidated Entity to maintain sufficient liquid assets (mainly cash and cash equivalents) and available borrowing facilities to be able to pay debts as and when they become due and payable.

The Consolidated Entity manages liquidity risk by maintaining adequate cash reserves and available borrowing facilities by continuously monitoring actual and forecast cash flows and matching the maturity profiles of financial assets and liabilities. All loans as at 30 June 2025 and 30 June 2024 are due to either directors, existing shareholders or related entities of the Consolidated Entity.

Borrowings as at 30 June 2025 and 30 June 2024 are fully drawn.

Contractual maturities of trade and other payables $572,094 at 30 June 2025 and $1,558,186 at 30 June 2024 and current borrowings $4,203,855 at 30 June 2025 and $2,084,152 at 30 June 2024 is less than 1 year for each of the respective reporting periods.

Non-current borrowings $13,550 at 30 June 2025 and $1,759,447 at 1,759,447 are due between 2 and 5 years for each of the respective reporting periods.

Remaining contractual maturities

The following tables detail the Consolidated Entity’s remaining contractual maturity for its financial instrument liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the financial liabilities are required to be paid. The tables include both interest and principal cash flows disclosed as remaining contractual maturities and therefore these totals may differ from their carrying amount in the statement of financial position.

Consolidated - 30 June 2025	Weighted average interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Remaining contractual maturities
	%	$	$	$	$

Non-derivatives
Non-interest bearing
Trade payables	-	182,632	-	-	182,632
Payroll liabilities	-	-	-	-	-
Other loans	-	5,086	13,550	-	18,636

Interest-bearing - fixed rate
Borrowings	0.50%	-	156,828	-	156,828
Borrowings – Shareholder Loans	12.00%	2,485,632	-	-	2,485,632
Borrowings – Convertible Notes	12.00%	528,488	-	-	528,448
Borrowings – Convertible Notes	6.00%	911,320	-	-	911,230
Borrowings – Convertible Notes	20.00%	-	597,736	-	597,736
Total non-derivatives		4,113,028	768,114	-	4,881,142
Consolidated - 30 June 2025	Weighted average interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Remaining contractual maturities
	%	$	$	$	$

Non-derivatives
Non-interest bearing
Trade and GST payables	-	387,034	-	-	387,034
Payroll liabilities	-	702,619	-	-	702,619
Other loans	-	5,086	13,550	-	18,636

Interest-bearing - fixed rate
Borrowings	0.50%	156,066	-	-	156,066
Borrowings – Shareholder Loans*	12.00%	1,938,778	-	-	1,938,778
Borrowings – Convertible Notes	12.00%	-	1,307,573	-	1,307,573
Borrowings – Convertible Notes	6.00%	-	670,743	-	670,743
Total non-derivatives		3,189,583	1,991,866	-	5,181,449

Fair Value

Fair Value Hierarchy

The following tables detail the Consolidated Entity’s assets and liabilities, measured or disclosed at fair value, using a three level hierarchy, based on the lowest level of input that is significant to the entire fair value measurement, being:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at measurement date

Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly

Level 3: Unobservable inputs for the asset or liability

Fair value of financial instruments

Due to the short-term nature of the financial instruments, their carrying value is assumed to approximate their fair value.

The Consolidated Entity had no assets or liabilities held at fair value using Level 3 inputs at 30 June 2025 (30 June 2024: Nil).